The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also provides inpatient dialysis services and other services under contract to hospitals.

In this report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain items in the prior year's comparative consolidated financial statements have been reclassified to conform to the current year's presentation.

Summary of Significant Accounting Policies

a) Principles of Consolidation

The consolidated financial statements include all companies in which the Company has legal or effective control. In addition, the Company consolidates variable interest entities (“VIEs”) for which it is deemed the primary beneficiary. In accordance with current accounting principles, the Company also consolidates certain clinics that it manages and financially controls. The equity method of accounting is used for investments in associated companies over which the Company has significant exercisable influence, even when the Company holds less than 50% ownership. Noncontrolling interests represent the proportionate equity interests of owners in the Company's consolidated entities that are not wholly owned. Noncontrolling interests of recently acquired entities are valuated at fair value. All significant intercompany transactions and balances have been eliminated.

The Company entered into various arrangements with certain dialysis clinics and a dialysis product distributor to provide management services, financing and product supply. The dialysis clinics and the dialysis product distributor have either negative equity or are unable to provide their own funding and operations. Therefore, the Company has agreed to fund their operations through loans. The compensation for the funding can carry interest, exclusive product supply agreements or the Company is entitled to a pro rata share of profits, if any, and has a right of first refusal in the event the owners sell the business or assets. These clinics and the dialysis product distributor are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. They generated approximately $195,296, $132,697 and $112,573 in revenue in 2011, 2010, and 2009, respectively. The Company provided funding to these VIEs through loans and accounts receivable of $147,900 and $110,600 in 2011 and 2010, respectively. The table below shows the carrying amounts of the assets and liabilities of these VIEs at December 31, 2011 and 2010:

	2011	2010
Trade accounts receivable, net	$73,172	$60,070
Other current assets	65,576	26,981
Property, plant and equipment, intangible assets & other non-current assets	25,978	29,597
Goodwill	52,251	56,883
Accounts payable, accrued expenses and other liabilities	148,924	105,662
Non-current loans to related parties	13,000	12,998
Equity	55,053	54,870

  Cash and Cash Equivalents

  Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.

  Allowance for Doubtful Accounts

  Estimates for the allowances for accounts receivable from the dialysis care business are based mainly on past collection history. Specifically, the allowances for the North America services division are based on an analysis of collection experience, recognizing the differences between payors and aging of accounts receivable. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances. The allowances in the International Segment and the products business are based on estimates and consider various factors, including aging, debtor and past collection history.

  Inventories

  Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 5). Costs included in inventories are based on invoiced costs and/or production costs as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

  Property, Plant and Equipment

  Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 7). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 50 years for buildings and improvements with a weighted average life of 12 years and 2 to 15 years for machinery and equipment with a weighted average life of 9 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2011, 2010, and 2009 was $3,784, $5,918 and $10,395, respectively.

  Intangible Assets and Goodwill

  Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, lease agreements, and licenses acquired in an acquisition method business combination are recognized and reported apart from goodwill (see Note 8).

  Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their average useful life of 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their average useful life of 11 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

  To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. A reporting unit is usually defined one level below the segment level based on regions or legal entities. In prior years, two reporting units were identified in the North America segment. In 2011, the segment was realigned to run on a consolidated basis and as a result, for 2011, only one reporting unit was identified in the North America segment. The International segment is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the segment Asia Pacific. For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units.

  In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the discounted future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, results from the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units' respective expected growth rates for the period beyond ten years are: North America 1%, Europe 0%, Latin America 4%, and Asia Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consists of a basic rate of 6.27% for 2011. The basic rate is then adjusted by a country-specific risk rate within each reporting unit. In 2011, WACCs for the reporting units ranged from 6.27% to 12.73%.

  In the case that the fair value of the reporting unit is less than its book value, a second step is performed which compares the fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the book value, the difference is recorded as an impairment.

  To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

  Derivative Financial Instruments

  Derivative financial instruments which primarily include foreign currency forward contracts and interest rate swaps are recognized as assets or liabilities at fair value in the balance sheet (see Note 21). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlyings are recognized periodically in earnings. The effective portion of changes in fair value of cash flow hedges is recognized in accumulated other comprehensive income (loss) in shareholders' equity. The ineffective portion of cash flow hedges is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

  Foreign Currency Translation

  For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in accumulated other comprehensive income (loss). In addition, the translation adjustments of certain intercompany borrowings, which are considered foreign equity investments, are reported in accumulated other comprehensive income (loss).

  Revenue Recognition Policy

  Dialysis care revenues are recognized on the date services and related products are provided and the payor is obligated to pay at amounts estimated to be receivable under reimbursement arrangements with third party payors. Medicare and Medicaid in North America and programs involving other government payors in the International Segment are billed at pre-determined rates per treatment that are established by statute or regulation. Most non-governmental payors are billed at our standard rates for services net of contractual allowances to reflect the estimated amounts to be receivable under reimbursement arrangements with these payors.

  Dialysis product revenues are recognized when title to the product passes to the customers either at the time of shipment, upon receipt by the customer or upon any other terms that clearly define passage of title. As product returns are not typical, no return allowances are established. In the event a return is required, the appropriate reductions to sales, accounts receivables and cost of sales are made. Sales are stated net of discounts and rebates.

  A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. In this type of contract, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. In certain other sales type leases, the contract is structured whereby ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

  Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

  Research and Development expenses

  Research and development expenses are expensed as incurred.

  Income Taxes

  Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdiction. Expected and executed additional tax payments and tax refunds for prior years are also taken into account.

  The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis as well as on consolidation procedures affecting net income and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The recognition of deferred tax assets from net operating losses and their utilization is based on the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 18).

  It is the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

  Impairment

  The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

  Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

  For the Company's policy related to goodwill impairment, see 1f) above.

  Debt Issuance Costs

  Costs related to the issuance of debt are amortized over the term of the related obligation (see Note 11).

  Self-Insurance Programs

  Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverages, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

  Concentration of Risk

  The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment, clinical laboratory testing, and other medical ancillary services. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

  Approximately 30%, 32% and 33% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government in 2011, 2010, and 2009, respectively.

  See Note 5 for concentration of supplier risks.

  Legal Contingencies

  From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 20). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

  The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

  Earnings per Ordinary Share and Preference Share

  Basic earnings per ordinary share and basic earnings per preference share for all years presented have been calculated using the two-class method based upon the weighted average number of ordinary and preference shares outstanding. Basic earnings per share is computed by dividing net income less preference amounts by the weighted average number of ordinary shares and preference shares outstanding during the year. Basic earnings per preference share is derived by adding the preference dividend per preference share to the basic earnings per share. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and preference shares that would have been outstanding during the year.

  The equity-settled awards granted under the Company's stock incentive plans (see Note 17), are potentially dilutive equity instruments.

  Employee Benefit Plans

  The Company recognizes the underfunded status of its defined benefit plans, measured as the difference between plan assets at fair value and the benefit obligation, as a liability. Changes in the funded status of a plan, net of tax, resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

  In the case of the Company's funded plan, the defined benefit obligation is offset against the fair value of plan assets. A pension liability is recognized in the balance sheet if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under other assets in the balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund.

  Recent Pronouncements

Recently Issued Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-07 (“ASU 2011-07”), Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts and the Allowance for Doubtful Accounts for Certain Health Care Entities in order to provide financial statement users with greater transparency about a healthcare entity's net patient service revenue and the related allowance for doubtful accounts. The amendments require healthcare entities that recognize significant amounts of patient service revenue at the time the services are rendered even though they do not assess the patient's ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. The provision for bad debts must be reclassified from an operating expense to a deduction from patient service revenue. Additionally, these healthcare entities are required to provide enhanced disclosures about their policies for recognizing revenue and assessing bad debts. The amendments also require disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts.

For public entities, the disclosures required under ASU 2011-07 are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2011, with early adoption permitted. The amendments to the presentation of the provision for bad debts related to patient service revenue in the statement of operations should be applied retrospectively to all prior periods presented. The Company adopted the provisions of ASU 2011-07 as of January 1, 2012. Had the Company adopted ASU 2011-07 as of January 1, 2011, this would have resulted in a reduction of its 2011 revenue by approximately $224,000 with a corresponding reduction to the SG&A expense. At December 31, 2012, the Company will restate its 2011 Revenue to $12,571,060 and its SG&A expense to $2,141,934 to reflect the retrospective adoption of this Standard in 2012.

In December 2011, the FASB issued Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This amendment requires disclosing and reconciling gross and net amounts for financial instruments that are offset in the balance sheet, and amounts for financial instruments that are subject to master netting arrangements and other similar clearing and repurchase arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company is currently evaluating the impact of AUS 2011-11 on its consolidated financial statements.